SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Office Equipment and Furniture	5 years
Computer equipment	3 years

Schedule of fair value measurements on a recurring basis
February 28, 2018	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Liabilities	$-	$-	$7,841,703	$7,841,703

August 31, 2017	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Liabilities	$-	$-	$-	$-

Schedule of earnings per share basic and diluted
	Years ended August 31,
	2017	2016	2015
	(Shares)	(Shares)	(Shares)
Stock options	28,350,000	4,550,000	-
Warrants	3,077,998	-	-
Total	31,427,998	4,550,000	-

Schedule of stock-based compensation
	Six Months Ended
	February 28,
	2018	2017
Stock options issued to employees, strategic service provider and consultants	$30,930,938	$5,138,619
Stock warrants issued to investors and consultants	5,555,738	2,098,733
Common stock issued to strategic service providers and consultants	1,474,698	10,472,000
Total	$37,961,374	$17,709,352